Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Schedule of Employer Contribution and Vesting Percentage Based on Service	Employer matching contributions and discretionary profit-sharing contributions are based on years of service, as defined by the Plan, and are subject to the following vesting schedule:

Years of Service	Vested Percentage
Less than 1	0%
1	20
2	40
3	60
4	80
5 or more	100